As filed with the Securities and Exchange Commission on November 28, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 North Nebraska Avenue, Tampa, FL  33614
(Address of principal executive offices) (Zip code)

Mitch York
5502 North Nebraska Avenue, Tampa, FL  33614
(Name and address of agent for service)

813-932-2750
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/07

Date of reporting period:  09/30/07

Item 1. Schedule of Investments.

The CORE Fund
Schedule of Investments
September 30, 2007 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 0.01%
New York - 0.01%
Andrew W. Mellon Foundation (a)
5.31%, 12/01/2032	$25,000	$25,000
TOTAL MUNINCIPAL BONDS (Cost $25,000)		25,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 105.57%
FFCB - 2.57%
5.10%, 08/22/2012	1,500,000	1,500,973
5.50%, 05/29/2014	3,000,000	3,019,041
		4,520,014

FHLB - 46.45%
5.00%, 02/04/2009	3,500,000	3,524,024
5.10%, 03/06/2008	3,000,000	3,002,472
5.20%, 08/27/2013 (c)	3,500,000	3,534,283
5.24%, 08/28/2013 (c)	3,500,000	3,531,630
5.25%, 02/18/2010 (a)(c)	10,000,000	10,013,900
5.45%, 02/09/2012 (c)	3,000,000	3,033,924
5.50%, 03/14/2011	2,500,000	2,505,678
5.50%, 04/05/2012	5,000,000	5,000,610
5.50%, 04/17/2009	10,000,000	10,004,560
5.50%, 04/20/2010	5,000,000	5,002,560
5.50%, 09/01/2010	2,500,000	2,504,358
5.55%, 06/12/2012 (c)	3,000,000	3,050,664
5.70%, 03/09/2012	5,000,000	5,001,555
5.70%, 04/23/2012 (c)	20,000,000	20,015,880
5.75%, 10/16/2015	2,000,000	2,008,170
		81,734,268

FHLMC - 23.91%
5.125%, 10/09/2012	2,716,667	2,715,670
5.25%, 03/15/2012 (c)	5,000,000	5,030,300
5.25%, 10/01/2012	1,500,000	1,505,246
5.375%, 01/09/2014 (c)	3,000,000	3,013,875
5.55%, 01/09/2012	5,000,000	5,015,535
5.65%, 02/14/2012	5,000,000	5,007,830
5.65%, 05/23/2012	3,000,000	3,020,943
6.00%, 06/05/2015	2,000,000	2,015,064
6.00%, 09/19/2016	1,325,000	1,335,764
Pool M90819, 4.50%, 06/01/2008	197,249	195,857
Pool M80718, 5.00%, 01/01/2009	445,078	445,011
Pool M80765, 5.00%, 08/01/2009	237,492	237,456
Pool M90836, 5.00%, 06/01/2008	303,245	302,403
Pool 1B1691, 5.284%, 05/01/2034 (a)	1,481,210	1,493,375
Pool M90779, 5.50%, 11/01/2007	123,191	123,268
Pool 781955, 5.810%, 05/01/2034 (a)	940,227	954,731
Pool 1N1628, 5.856%, 06/01/2037	1,515,446	1,528,844
Pool D97199, 6.00%, 02/01/2027	2,929,631	2,944,999
Pool C91000, 6.00%, 11/01/2026	3,406,707	3,425,369
Pool C90580, 6.00%, 09/01/2022	380,266	384,105
Pool 780242, 7.183%, 02/01/2033 (a)	234,641	236,904
Pool 780346, 7.162%, 03/01/2033 (a)	442,103	446,206
Series 410926, 6.326%, 07/01/2035 (a)	373,821	382,020
Series 410924, 7.102%, 05/01/2035 (a)	314,302	321,707
		42,082,482

FNMA - 31.13%
5.00%, 02/01/2018	$724,164	$712,608
5.28%, 09/17/2012 (b)	3,000,000	3,015,000
5.55%, 03/15/2010 (c)	10,000,000	10,021,920
5.65%, 04/10/2013	4,000,000	4,021,752
5.70%, 05/12/2011	10,000,000	10,077,350
6.00%, 01/24/2017	4,000,000	4,003,928
6.00%, 02/23/2016	6,074,000	6,097,215
6.00%, 05/12/2016	3,000,000	3,056,013
Pool 802854, 4.002%, 12/01/2034 (a)	1,900,114	1,922,590
Pool 735529, 4.429%, 08/01/2034 (a)	1,206,721	1,200,769
Pool 826046, 4.817%, 07/01/2035 (a)	2,500,395	2,511,429
Pool 843024, 5.154%, 09/01/2035 (a)	982,835	983,265
Pool 832922, 5.303%, 09/01/2035 (a)	302,852	304,055
Pool 941676, 6.00%, 05/01/2037	1,999,534	1,986,953
Pool 256752, 6.00%, 06/01/2027	2,768,420	2,783,807
Pool 190609, 7.00%, 02/01/2014	200,094	208,671
Pool 754624, 7.175%, 11/01/2033 (a)	226,252	229,731
Pool 851297, 7.292%, 09/01/2035 (a)	1,573,280	1,636,350
		54,773,406

GNMA - 1.51%
Pool 80701, 5.375%, 06/20/2033 (a)	450,456	453,168
Pool 80965, 5.50%, 07/20/2034 (a)	819,542	826,804
Pool 80728, 6.00%, 08/20/2033 (a)	145,456	146,976
Pool 80825, 6.50%, 02/20/2034 (a)	216,281	218,672
Series 2003-110, 5.00%, 05/20/2029	1,007,207	1,003,869
		2,649,489

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $184,915,648)		185,759,659

ASSET BACKED SECURITIES - 8.52%
Next Student Master Trust I Series 2007-1, Class A-13	15,000,000	15,000,000
6.50%, 09/01/2042 (a)(d)
(Acquired 9/10/07, Cost $15,000,000)
TOTAL ASSET BACKED SECURITIES (Cost $15,000,000)		15,000,000

	Number
	of Contracts	Value
PUT OPTIONS PURCHASED - 0.02%
U.S. Treasury 10-Year Note, 6.00%, November 2007 Future
Expiring November 2007 at $108.50	50	30,469
TOTAL PUT OPTIONS PURCHASED (Cost $26,688)		30,469

	Principal
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 14.07%
Certificate of Deposit - 8.52%
First Tennessee Bank, N.A., 5.72%, 12/05/2007	$15,000,000	15,000,000

Investment Companies - 5.18%
Morgan Stanley Institutional Liquidity Fund Prime Portfolio (b)	9,121,752	9,121,752

U.S. Treasury Obligations - 0.37%
U.S. Treasury Bill
Due 10/11/2007	$650,000	649,133

TOTAL SHORT TERM INVESTMENTS (Cost $24,770,885)		24,770,885
Total Investments (Cost $224,738,221) - 128.19%		225,586,013
Liabilities in Excess of Other Assets, Net (28.19%)		(49,614,818)
TOTAL NET ASSETS - 100.00%		$175,971,195

Footnotes
The following information for the Funds is presented on an income tax basis as of September 30,2007*:
	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
	Investments	Appreciation	Depreciation	Gain/(Loss)
	225,174,820	909,511	(498,318)	411,193

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.
*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of September 30, 2007.
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the
Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at September 30, 2007 is $12,136,752, which represents 6.89% of total net assets.
(c)	Collateral for securities sold subject to repurchase.
(d)	Restricted security under Rule 144A of the Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

The CORE Fund
Schedule of Reverse Repurchase Agreements
September 30, 2007 (Unaudited)
		Principal		Principal &
Counterparty	Rate	Trade Date	Maturity Date	Interest	Par
Morgan Stanley	5.25%	9/11/2007	10/15/2007	$19,398,614	$19,342,000
Morgan Stanley	4.95%	9/21/2007	10/21/2007	24,267,772	24,234,450
Morgan Stanley	5.30%	9/6/2007	12/5/2007	15,561,634	15,503,971
				$59,228,020	$59,080,421

The accompanying notes are an integral part of these financial statements.

The CORE Fund
Schedule of Futures Contracts
September 30, 2007 (Unaudited)

Number		Unrealized
of Contracts		(Depreciation)

100	U.S. Treasury 10-Year Note Futures Contract
	Expiring December 2007 (Underlying Face Amount at Market Value $10,928,125)	(29,938)

As of September 30, 2007, initial margin deposits of $84,120 have been pledged in connection with the open futures contracts.

The accompanying notes are an integral part of these financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   WY Funds

By (Signature and Title)   /s/Mitchell York
Mitchell York, President/Principal Executive Officer

Date   November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Mitchell York
Mitchell York, President/Principal Executive Officer

Date   November 27, 2007

By (Signature and Title)*   /s/M. Brent Wertz
M. Brent Wertz, Treasurer/Principal Financial Officer

Date   November 27, 2007

* Print the name and title of each signing officer under his or her signature.